Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Schedule of effective income tax rate reconciliation [text block]
	201 8	2017	2016

Combined basic Canadian federal and provincial income tax rate	26.5%	26.50%	26.50%
Effective income tax taxes	$(27,602)	$(1,659,267)	$17,025
Increase (decrease) resulting from change in the deferred tax assets not recognized	1,839,000	1,302,000	424,000
Withholding tax	189,534	178,022	186,832
Non-deductible items	46,369	676,242	62,601
Change in prior year estimates	(1,576,767)	(318,975)	(502,753)
	$189,534	$178,022	$187,705

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	201 8	2017
Deferred tax assets:
Loss carry forwards	$8,146,000	$6,307,000
	8,146,000	6,307,000
Deferred tax assets not recognized	(8,145,000)	(6,306,000)
Deferred tax assets recognized	1,000	1,000
Property and equipment	(1,000)	(1,000)
Net deferred tax assets	$-	$-

Schedule of unusued tax losses [text block]
2026	$233,000
2027	788,000
2028	2,163,000
2029	2,991,000
2030	4,356,000
2031	4,646,000
2032	1,188,000
2033	806,000
2034	436,000
2035	54,000
2036	420,000
2037	7,070,000
2038	161,000
$25,312,000